Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 14.6%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 491,370	$ 501,263
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	3,996,205	3,661,511
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	2,393,368	2,188,929
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR,
3-Month LIBOR + 2.40%, 5.14% (B), 01/19/2035 (A)	2,700,000	2,531,957
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month SOFR + 2.35%, 4.83% (B), 04/20/2035 (A)	4,400,000	4,200,607
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month LIBOR + 1.14%, 3.65% (B), 07/15/2032 (A)	3,600,000	3,516,898
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	2,876,280	2,678,719
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR,
3-Month LIBOR + 2.25%, 4.96% (B), 12/19/2032 (A)	3,100,000	2,923,244
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month LIBOR + 1.18%, 3.69% (B), 07/15/2034 (A)	2,880,000	2,798,637
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 3.91% (B), 10/20/2034 (A)	4,500,000	4,343,423
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	115,343	112,626
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	398,450	393,271
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	1,151,603	1,070,996
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,101,000	1,050,691
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,976,194	5,690,187
CARS-DB5 LP
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	4,118,283	3,657,627
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,606
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	4,727,000	4,306,459

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	$ 3,375,000	$ 2,970,981
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	679,645	666,992
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,662,016
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,886,526	2,495,986
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	3,173,354	2,737,132
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	4,062,251	3,644,500
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.66%, 2.92% (B), 01/25/2036	1,019,609	491,042
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	560,442	544,925
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	353,617	350,212
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,179,459	1,193,996
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.70%, 2.96% (B), 12/25/2035	897,466	954,868
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 3.51% (B), 04/15/2029 (A)	3,038,811	3,014,388
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	723,078	679,360
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	2,248,101	2,074,829
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	1,255,925	1,216,434
New Residential Advance Receivables Trust
Series 2020-APT1, Class DT1,
2.00%, 12/16/2052 (A)	400,000	390,280
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,300,000	12,714,582
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,281,774
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,224,561
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	20,913,000	19,943,059
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,146,692
Series 2020-T3, Class BT3,
1.57%, 10/15/2052 (A)	120,000	119,089
Series 2020-T3, Class CT3,
1.81%, 10/15/2052 (A)	600,000	595,697
Series 2020-T3, Class DT3,
2.46%, 10/15/2052 (A)	480,000	476,180

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd.
Series 2021-1A, Class A1,
3-Month LIBOR + 1.12%, 3.63% (B), 07/15/2034 (A)	$ 2,750,000	$ 2,654,966
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (A)	9,157,642	9,145,668
Series 2020-T1, Class BT1,
1.77%, 08/15/2052 (A)	1,290,905	1,289,014
Series 2020-T1, Class CT1,
2.32%, 08/15/2052 (A)	535,011	534,333
Series 2020-T1, Class DT1,
3.06%, 08/15/2052 (A)	1,254,695	1,253,040
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	202,832	197,403
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	426,255	415,314
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	332,391	322,852
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	332,389	320,348
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month LIBOR + 1.20%, 3.71% (B), 07/15/2034 (A)	4,395,000	4,275,860
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	532,873	526,325
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	573,090	562,700
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	407,647	397,334
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	557,445	544,997
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	565,591	545,966
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	276,199	262,263
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	1,341,267	1,290,317
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	2,808,754	2,611,325
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	1,946,708	1,817,082
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (A)	3,169,333	3,136,466
Series 2020-T1, Class CT1,
1.82%, 11/15/2052 (A)	654,667	647,999
Series 2020-T1, Class DT1,
2.37%, 11/15/2052 (A)	360,000	356,350
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,036,031	1,009,862
Sunnova Helios V Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,447,143	2,163,720
TICP CLO III-2 Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 4.06% (B), 04/20/2028 (A)	1,250,000	1,225,396

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	$ 12,242	$ 12,208
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	419,159	416,071
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	314,118	310,348
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	2,179,945	2,124,726
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,098,318	2,062,348
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,886,145	1,848,817
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	3,228,285	3,088,395
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	1,106,032	1,085,768
Series 2019-1, Class A1,
3.67% (B), 03/25/2058 (A)	5,781,763	5,671,482
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	8,658,556	7,990,824
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	5,085,000	4,644,964
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	366,628	360,383
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	781,894	764,750
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month LIBOR + 1.55%, 4.26% (B), 07/20/2029 (A)	3,815,000	3,682,585
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 4.29% (B), 10/20/2028 (A)	4,975,000	4,820,899
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 4.33% (B), 10/20/2029 (A)	4,000,000	3,864,832
Series 2022-1A, Class C,
3-Month SOFR + 2.85%, 4.97% (B), 04/15/2034 (A)	2,500,000	2,405,616

Total Asset-Backed Securities (Cost $205,110,306)		194,885,142

CORPORATE DEBT SECURITIES - 47.5%
Aerospace & Defense - 0.8%
Boeing Co.
5.15%, 05/01/2030	3,195,000	3,229,425
5.93%, 05/01/2060	2,833,000	2,830,335
Embraer Netherlands Finance BV
6.95%, 01/17/2028 (A)	2,343,000	2,360,573
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	2,986,000	2,614,388

		11,034,721

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	5,315,000	4,171,114

Airlines - 1.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	2,336,812	2,063,573
3.70%, 04/01/2028	1,128,549	980,339
4.00%, 01/15/2027	1,575,710	1,418,510

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	$ 1,655,000	$ 1,608,920
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,086,000	2,037,001
JetBlue Pass-Through Trust
Series 2019, Class AA,
2.75%, 11/15/2033	2,535,473	2,233,465
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (A)	2,916,556	2,945,692
United Airlines Pass-Through Trust
2.70%, 11/01/2033	956,464	826,636
3.75%, 03/03/2028	1,312,023	1,227,146
4.15%, 02/25/2033	1,911,197	1,812,690
US Airways Pass-Through Trust
3.95%, 05/15/2027	209,552	190,419

		17,344,391

Auto Components - 0.4%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	1,762,000	1,558,197
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	1,792,000	1,808,925
Weichai International Hong Kong Energy Group Co. Ltd.
Fixed until 09/14/2022 (C), 3.75% (B) (D)	1,600,000	1,598,000

		4,965,122

Automobiles - 0.2%
General Motors Co.
6.25%, 10/02/2043	2,723,000	2,697,950

Banks - 4.8%
ABN AMRO Bank NV
Fixed until 12/13/2031, 3.32% (B), 03/13/2037 (A)	3,600,000	2,909,234
Banco Santander SA
2.75%, 12/03/2030	3,600,000	2,900,887
Bank of America Corp.
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	3,406,000	2,595,501
Fixed until 04/27/2032, 4.57% (B), 04/27/2033	6,338,000	6,391,743
Barclays PLC
Fixed until 03/15/2028 (C), 4.38% (B)	5,310,000	4,315,968
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	4,406,853
6.75%, 09/30/2022 (A) (E)	1,500,000	1,501,875
BPCE SA
4.50%, 03/15/2025 (A)	3,992,000	3,942,849
Citigroup, Inc.
Fixed until 12/10/2025 (C), 4.00% (B)	3,111,000	2,890,705
Commerzbank AG
8.13%, 09/19/2023 (A)	4,661,000	4,778,122
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (B), 06/01/2032 (A)	3,837,000	2,937,393
5.02%, 06/26/2024 (A)	595,000	576,035
JPMorgan Chase & Co.
Fixed until 01/25/2032, 2.96% (B) 01/25/2033	3,473,000	3,094,860
Fixed until 02/01/2025 (C), 4.60% (B)	4,698,000	4,162,356

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
Fixed until 06/27/2026 (C), 6.75% (B) (E)	$ 2,567,000	$ 2,522,397
Truist Financial Corp.
Fixed until 09/01/2025 (C), 4.95% (B)	5,369,000	5,425,375
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	5,335,000	4,260,946
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,525,364
Wells Fargo & Co.
Fixed until 03/15/2026 (C), 3.90% (B)	3,104,000	2,875,080

		64,013,543

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	1,089,000	1,030,460
4.75%, 01/23/2029	2,771,000	2,917,996
Constellation Brands, Inc.
3.15%, 08/01/2029	1,344,000	1,254,670
3.70%, 12/06/2026	771,000	762,016
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	3,655,000	3,157,006

		9,122,148

Biotechnology - 0.6%
AbbVie, Inc.
3.20%, 05/14/2026	1,682,000	1,666,345
4.05%, 11/21/2039	1,711,000	1,620,369
Amgen, Inc.
2.00%, 01/15/2032	2,822,000	2,416,791
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,546,000	1,557,427

		7,260,932

Building Products - 0.8%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	795,420
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,572,000	2,078,620
3.75%, 12/01/2027	1,452,000	1,408,647
Carrier Global Corp.
2.72%, 02/15/2030	2,936,000	2,641,403
Owens Corning
7.00%, 12/01/2036	1,811,000	2,070,499
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	1,771,854

		10,766,443

Capital Markets - 2.3%
Charles Schwab Corp.
Fixed until 06/01/2026 (C), 4.00% (B)	3,421,000	3,110,955
Fixed until 12/01/2027 (C), 5.00% (B)	1,915,000	1,622,961
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,085,350
Credit Suisse Group AG
Fixed until 08/21/2026 (C), 6.38% (A) (B)	5,547,000	4,687,215
Deutsche Bank AG
Fixed until 04/08/2030, 5.88% (B), 07/08/2031	3,012,000	2,749,416
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033	5,025,000	4,497,971

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	$ 1,352,000	$ 1,087,312
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,175,000	2,952,750
Morgan Stanley
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	3,556,000	2,881,643
4.00%, 07/23/2025	3,504,000	3,532,059

		30,207,632

Chemicals - 0.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	1,005,000	845,818
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,647,000	2,269,373
Mosaic Co.
4.05%, 11/15/2027	800,000	800,680
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,729,747
Nutrien Ltd.
4.20%, 04/01/2029	2,011,000	1,998,706

		8,644,324

Commercial Services & Supplies - 0.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	2,728,000	2,455,200
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,247,317
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,707,968
5.38%, 07/15/2024 (A)	1,408,000	1,408,310
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	5,371,000	4,367,780

		11,186,575

Communications Equipment - 0.4%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,544,000	4,820,397

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,043,052
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,124,708
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,755,261
Quanta Services, Inc.
2.90%, 10/01/2030	2,043,000	1,765,387

		7,688,408

Construction Materials - 0.4%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,510,710
Holcim Finance US LLC
3.50%, 09/22/2026 (A)	2,427,000	2,401,638

		4,912,348

Consumer Finance - 1.1%
Ally Financial, Inc.
8.00%, 11/01/2031	3,848,000	4,362,840
BMW US Capital LLC
2.80%, 04/11/2026 (A)	1,921,000	1,863,240

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	$ 4,705,000	$ 4,458,808
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	3,359,000	2,758,402
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,089,000	1,822,230

		15,265,520

Containers & Packaging - 1.0%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,004,000	2,023,479
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	4,410,000	4,361,997
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	3,570,000	3,145,420
Sonoco Products Co.
2.25%, 02/01/2027	2,168,000	1,994,158
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,373,973

		13,899,027

Diversified Financial Services - 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	3,574,000	2,718,133
4.45%, 04/03/2026	3,579,000	3,473,958
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,920,000	1,679,141
3.50%, 11/01/2027 (A)	1,507,000	1,309,684
5.50%, 12/15/2024 (A)	5,008,000	4,969,075
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,091,185
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	6,098,000	4,847,910
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,412,772
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,509,500
5.50%, 05/15/2029 (A)	3,940,000	3,743,493

		34,754,851

Diversified Telecommunication Services - 1.2%
Axian Telecom
7.38%, 02/16/2027 (A)	1,148,000	1,054,736
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	4,475,000	4,021,503
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A)	4,440,000	4,051,500
7.50%, 04/01/2024	1,750,000	1,798,300
Verizon Communications, Inc.
1.75%, 01/20/2031	2,923,000	2,449,260
4.13%, 03/16/2027	2,134,000	2,182,956

		15,558,255

Electric Utilities - 1.0%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,178,000	4,932,534
EDP Finance BV
3.63%, 07/15/2024 (A)	5,254,000	5,225,885
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	515,775
3.63%, 02/15/2031 (A)	854,000	715,314

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,323,000	$ 1,857,820

		13,247,328

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,991,000	1,691,332
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,980,000	3,044,093
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	210,000	182,466
4.38%, 02/15/2030 (A)	1,498,000	1,390,023

		6,307,914

Energy Equipment & Services - 0.3%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,793,000	1,647,331
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,696,975

		3,344,306

Equity Real Estate Investment Trusts - 2.8%
Broadstone Net Lease LLC
2.60%, 09/15/2031	2,555,000	2,096,400
Corporate Office Properties LP
2.00%, 01/15/2029	879,000	719,677
2.25%, 03/15/2026	1,251,000	1,141,179
EPR Properties
3.75%, 08/15/2029	2,420,000	2,091,748
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,830,000	1,604,077
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,602,000	1,504,641
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,028,000	2,891,740
iStar, Inc.
4.25%, 08/01/2025	708,000	675,255
5.50%, 02/15/2026	3,496,000	3,432,738
Office Properties Income Trust
3.45%, 10/15/2031	2,556,000	1,822,991
Physicians Realty LP
2.63%, 11/01/2031	2,095,000	1,747,342
SBA Tower Trust
1.63%, 05/15/2051 (A)	1,660,000	1,505,533
2.84%, 01/15/2050 (A)	6,883,000	6,657,486
3.45%, 03/15/2048 (A)	995,000	987,036
Simon Property Group LP
2.20%, 02/01/2031 (E)	2,546,000	2,141,776
VICI Properties LP
4.95%, 02/15/2030	3,802,000	3,723,551
Weyerhaeuser Co.
4.00%, 04/15/2030	2,433,000	2,366,710

		37,109,880

Food & Staples Retailing - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,318,000	2,708,322
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	3,613,000	3,412,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food & Staples Retailing (continued)
InRetail Consumer
3.25%, 03/22/2028 (A)	$ 3,042,000	$ 2,524,860
Sysco Corp.
5.95%, 04/01/2030	2,267,000	2,498,957

		11,144,407

Food Products - 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,035,000	1,903,864
2.75%, 05/14/2031	3,156,000	2,725,071
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (A)	2,556,000	2,200,286
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (A)	3,473,000	2,932,514
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	609,797
5.50%, 12/15/2029 (A)	1,504,000	1,425,897
5.63%, 01/15/2028 (A)	800,000	788,000

		12,585,429

Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	1,948,447
Boston Scientific Corp.
4.70%, 03/01/2049	529,000	533,220
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,943,000	1,755,986
5.25%, 10/01/2029 (A) (E)	489,000	440,100
Stryker Corp.
1.95%, 06/15/2030	2,312,000	1,995,660

		6,673,413

Health Care Providers & Services - 2.0%
Centene Corp.
3.00%, 10/15/2030	1,171,000	1,045,164
3.38%, 02/15/2030	3,806,000	3,458,865
4.25%, 12/15/2027	1,047,000	1,029,986
CHS / Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,618,680
8.00%, 03/15/2026 (A)	425,000	402,471
Cigna Corp.
2.40%, 03/15/2030	2,085,000	1,870,242
CVS Health Corp.
4.78%, 03/25/2038	2,957,000	2,978,381
Elevance Health, Inc.
2.25%, 05/15/2030	2,121,000	1,886,271
HCA, Inc.
4.13%, 06/15/2029	1,566,000	1,508,984
7.50%, 11/06/2033	1,031,000	1,179,309
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,695,000	1,565,390
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	3,344,000	3,218,600
Tenet Healthcare Corp.
5.13%, 11/01/2027 (A)	1,400,000	1,379,000
UnitedHealth Group, Inc.
4.20%, 05/15/2032	2,971,000	3,108,885

		26,250,228

Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.
4.75%, 12/01/2027 (E)	849,000	815,796
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	935,314

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.
2.95%, 03/15/2031	$ 846,000	$ 699,246
3.80%, 02/15/2028	1,761,000	1,642,555
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,132,603
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	2,806,082
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,368,000	1,294,732
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	2,837,370
Magallanes, Inc.
5.05%, 03/15/2042 (A)	2,861,000	2,562,236
Marriott International, Inc.
2.75%, 10/15/2033	2,965,000	2,431,142
5.75%, 05/01/2025	292,000	304,618
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,472,687
5.75%, 06/15/2025	753,000	746,347
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,416,000	2,785,987
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A) (E)	1,364,000	1,029,820
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	711,030
7.25%, 11/15/2029 (A) (E)	796,000	809,930
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	3,682,490

		29,699,985

Household Durables - 0.3%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,028,945
6.75%, 06/01/2027	1,319,000	1,340,447
KB Home
7.63%, 05/15/2023	795,000	801,239

		4,170,631

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	4,007,853

Insurance - 1.9%
AXA SA
8.60%, 12/15/2030	3,593,000	4,377,918
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (D)	6,400,000	6,448,000
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	5,907,000	4,885,353
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	1,800,000	1,874,322
Ohio National Financial Services, Inc.
6.05%, 01/24/2030 (A)	5,254,000	5,149,411
6.63%, 05/01/2031 (A)	1,451,000	1,495,035
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,788,000	1,564,024

		25,794,063

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024 (E)	$ 2,436,000	$ 2,458,454
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,673,119

		4,131,573

IT Services - 0.2%
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	396,712
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A) (E)	2,584,000	2,137,050

		2,533,762

Leisure Products - 0.0% (F)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	368,100

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	846,000	774,019

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,355,598	3,084,532

Media - 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	3,691,000	3,177,954
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,443,000	1,338,123
7.50%, 06/01/2029 (A) (E)	1,392,000	1,110,582
Comcast Corp.
4.15%, 10/15/2028	3,261,000	3,342,644
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	2,073,630
4.63%, 12/01/2030 (A)	1,217,000	924,920
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	228,800
6.63%, 08/15/2027 (A)	690,000	63,825
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	1,031,000	963,181
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,471,875
Paramount Global
4.20%, 05/19/2032	1,611,000	1,472,133
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	1,917,000	1,709,600

		17,877,267

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,900,000	3,885,710
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,750,000	2,261,290
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	219,612
3.88%, 08/15/2031 (A)	236,000	201,780

		6,568,392

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.2%
Black Hills Corp.
3.15%, 01/15/2027 (E)	$ 1,874,000	$ 1,805,674
4.25%, 11/30/2023	1,419,000	1,425,718

		3,231,392

Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,147,852
7.88%, 05/15/2026 (A)	2,739,000	2,866,829
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,514,000	1,337,020
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,568,000	4,231,407
4.50%, 10/01/2029	1,735,000	1,680,929
Chevron USA, Inc.
3.25%, 10/15/2029	1,773,000	1,734,092
Energy Transfer LP
6.00%, 06/15/2048	4,602,000	4,548,582
EnLink Midstream Partners LP
5.05%, 04/01/2045	1,095,000	807,289
EQM Midstream Partners LP
6.50%, 07/15/2048	2,310,000	1,939,337
Exxon Mobil Corp.
3.04%, 03/01/2026	2,435,000	2,428,298
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	1,912,740
5.75%, 10/01/2025	950,000	918,840
6.00%, 06/01/2026	350,000	344,053
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,870,000	6,031,425
ONEOK Partners LP
4.90%, 03/15/2025	1,134,000	1,148,969
Petroleos Mexicanos
6.50%, 01/23/2029 (E)	3,507,000	3,007,638
6.84%, 01/23/2030	2,838,000	2,371,149
6.88%, 10/16/2025	2,440,000	2,392,093
7.69%, 01/23/2050	1,593,000	1,160,899
Pioneer Natural Resources Co.
2.15%, 01/15/2031	2,518,000	2,158,716
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,546,912
Southwestern Energy Co.
5.38%, 03/15/2030	655,000	644,477
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,723,000	1,537,743

		47,897,289

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (E)	1,560,000	1,308,450

Pharmaceuticals - 0.7%
Astrazeneca Finance LLC
1.20%, 05/28/2026	2,543,000	2,347,814
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	489,976
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,931,463
6.25%, 02/15/2029 (A)	520,000	278,200
7.00%, 01/15/2028 (A)	617,000	342,435
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,559,000	1,552,824

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Royalty Pharma PLC
2.20%, 09/02/2030	$ 2,249,000	$ 1,901,683
Viatris, Inc.
2.30%, 06/22/2027	1,187,000	1,035,673

		9,880,068

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,680,000	1,630,086

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,386,000	3,131,463
5.50%, 01/15/2026 (A)	4,641,000	4,505,342
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	4,355,000	4,492,139

		12,128,944

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	3,311,000	3,368,445
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,219,000	1,071,916
KLA Corp.
4.10%, 03/15/2029	2,500,000	2,569,706
Microchip Technology, Inc.
0.98%, 09/01/2024	2,433,000	2,281,474
Micron Technology, Inc.
2.70%, 04/15/2032	3,259,000	2,700,036
QUALCOMM, Inc.
3.25%, 05/20/2027	1,698,000	1,699,124
3.25%, 05/20/2050 (E)	1,428,000	1,238,210
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,359,000	1,232,016
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	6,595,000	5,361,733

		21,522,660

Software - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (E)	583,000	532,530
Infor, Inc.
1.75%, 07/15/2025 (A)	2,364,000	2,214,848
NCR Corp.
5.00%, 10/01/2028 (A)	695,000	661,109
5.13%, 04/15/2029 (A)	1,572,000	1,509,238
5.25%, 10/01/2030 (A)	2,183,000	2,106,224
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,675,000	3,645,432
Workday, Inc.
3.50%, 04/01/2027	3,475,000	3,406,561

		14,075,942

Specialty Retail - 0.2%
Gap, Inc.
3.63%, 10/01/2029 (A) (E)	494,000	362,324
3.88%, 10/01/2031 (A) (E)	494,000	355,680
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (E)	2,608,000	2,535,464

		3,253,468

Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.
2.85%, 02/23/2023	1,092,000	1,090,598
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	3,188,000	3,386,590

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman
4.13%, 01/15/2031	$ 402,000	$ 349,177
Western Digital Corp.
2.85%, 02/01/2029	3,952,000	3,334,500

		8,160,865

Tobacco - 0.5%
BAT Capital Corp.
2.26%, 03/25/2028	5,410,000	4,635,531
4.91%, 04/02/2030	1,903,000	1,813,008
Reynolds American, Inc.
7.25%, 06/15/2037	439,000	471,328

		6,919,867

Trading Companies & Distributors - 0.1%
Air Lease Corp.
3.25%, 03/01/2025	1,116,000	1,078,820

Wireless Telecommunication Services - 0.7%
Altice France SA
5.50%, 10/15/2029 (A)	1,320,000	1,139,543
Sprint Corp.
7.88%, 09/15/2023	2,510,000	2,600,322
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,000,000	1,851,630
3.88%, 04/15/2030	1,419,000	1,365,906
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,262,500

		9,219,901

Total Corporate Debt Securities (Cost $698,665,101)		634,294,535

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	1,300,000	1,245,247

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (A)	782,000	657,639
5.50%, 01/27/2025 (D)	1,122,000	1,118,961

		1,776,600

Ecuador - 0.1%
Ecuador Government International Bond
Zero Coupon, 07/31/2030 (A)	119,808	50,477
1.50% (G), 07/31/2040 (A)	435,840	179,340
2.50% (G), 07/31/2035 (A)	950,976	429,931
5.50% (G), 07/31/2030 (A)	362,880	217,497

		877,245

Mongolia - 0.0% (F)
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	253,000	247,940

Qatar - 0.2%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,663,594

Uzbekistan - 0.2%
Republic of Uzbekistan International Bond
3.90%, 10/19/2031 (A)	3,049,000	2,231,624

Total Foreign Government Obligations (Cost $10,588,390)		9,042,250

	Principal	Value
LOAN ASSIGNMENT - 0.4%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 5.61% (B), 03/04/2028
	$ 6,263,393	$ 5,767,019

Total Loan Assignment (Cost $6,225,001)		5,767,019

MORTGAGE-BACKED SECURITIES - 13.1%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,400,000	2,329,134
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 3.99% (B), 09/15/2034 (A)	4,630,000	4,213,337
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 2.68% (B), 05/25/2035	467,934	424,825
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.44%, 2.70% (B), 05/25/2035	759,931	692,310
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.64%, 2.90% (B), 03/25/2036	911,311	847,981
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 2.38% (B), 03/25/2047	293,430	265,569
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 4.10% (B), 04/15/2035 (A)	3,988,000	3,730,591
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 3.80% (B), 09/15/2032 (A)	5,000,000	4,748,227
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,473,087
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	3,369,195
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 2.44% (B), 04/25/2037	190,772	178,431
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 3.20% (B), 08/15/2036 (A)	2,339,000	2,274,198
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 3.70% (B), 08/15/2036 (A)	2,130,000	2,059,897
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 4.50% (B), 08/15/2036 (A)	1,890,000	1,811,622

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust (continued)
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 3.12% (B), 03/15/2037 (A)	$ 7,065,000	$ 6,412,636
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 4.44% (B), 03/15/2037 (A)	2,570,000	2,156,619
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	1,300,000	1,295,838
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 3.45% (B), 10/15/2036 (A)	3,769,750	3,674,891
Series 2020-VKNG, Class D,
1-Month LIBOR + 1.70%, 3.70% (B), 10/15/2037 (A)	3,203,660	3,040,604
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 4.00% (B), 11/15/2034 (A)	1,825,000	1,663,992
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 2.53% (B), 04/25/2035	92,643	84,937
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.50%, 2.76% (B), 02/25/2036	2,439,699	2,201,419
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	6,520,359	5,963,344
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	42,448	41,731
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	266,411	258,534
CLNY Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 3.68% (B), 11/15/2038 (A)	5,700,000	5,356,114
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,091,500
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 3.30% (B), 12/15/2031 (A)	2,295,200	2,201,766
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 1.16% (B), 12/27/2036 (A)	153,543	151,452
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,798,795	6,309,382
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	6,466,656	5,661,776
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,458,254	2,312,898
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	4,507,667	4,153,458
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	7,550,717

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 3.63% (B), 12/15/2036 (A)	$ 6,222,000	$ 5,940,229
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,220,095
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,979,569
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,567,121
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,180,878
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 2.38% (B), 05/25/2037	153,353	84,720
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,698,751
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.26% (B), 08/25/2037	617,626	505,800
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.65%, 3.65% (B), 01/15/2033 (A)	3,835,000	3,779,989
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,487,516
Series 2022-NLP, Class C,
1-Month SOFR + 1.48%, 3.44% (B), 04/15/2037 (A)	1,600,000	1,495,768
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.95%, 3.95% (B), 11/15/2036 (A)	3,033,000	2,910,939
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
2.69% (B), 03/25/2036	798,455	548,754
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	535,136	528,818
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	4,877,680	4,734,935
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 3.18% (B), 10/15/2037 (A)	1,375,000	1,326,578
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 3.65% (B), 10/15/2037 (A)	5,710,000	5,494,566
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	359,450	348,396
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,378,809	1,363,723
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	6,175,360	6,090,657

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	$ 600,638	$ 593,153
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	396,933	393,986
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	2,220,195	2,171,170
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,553,542	1,535,556
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,158,981	4,044,341
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,361,494	4,275,997
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	4,216,439	4,043,130
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,772,186	2,692,090
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.54%, 2.80% (B), 02/25/2046	2,595,118	1,386,563
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.42%, 2.68% (B), 06/25/2037	119,665	110,894
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,504,307	1,477,129
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 3.44% (B), 11/11/2034 (A)	1,405,489	1,318,897
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	3,992,834

Total Mortgage-Backed Securities (Cost $185,332,896)		174,325,554

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	419,219	72,989
Uniform Mortgage-Backed Security
2.00%, TBA (H)	15,483,000	13,943,772
2.50%, TBA (H)	12,377,000	11,548,149
3.00%, TBA (H)	6,414,000	6,185,501
3.50%, TBA (H)	3,708,000	3,674,328
4.00%, TBA (H)	7,692,000	7,735,869

Total U.S. Government Agency Obligations (Cost $42,265,327)		43,160,608

U.S. GOVERNMENT OBLIGATIONS - 17.9%
U.S. Treasury - 16.7%
U.S. Treasury Bond
1.25%, 05/15/2050	23,890,000	15,811,260
1.88%, 02/15/2051	4,857,000	3,782,578
2.00%, 02/15/2050	6,987,000	5,622,079
2.25%, 05/15/2041 - 08/15/2049	31,913,900	27,002,870
2.38%, 02/15/2042	21,892,000	19,230,754
2.50%, 05/15/2046	9,450,000	8,278,717
2.75%, 08/15/2042 - 11/15/2047	48,742,000	45,126,330
2.88%, 11/15/2046 - 05/15/2049	12,716,200	12,141,256
3.00%, 08/15/2048 - 02/15/2049	9,386,000	9,178,468
3.13%, 05/15/2048	1,568,000	1,566,040
3.25%, 05/15/2042	11,552,000	11,667,520

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
1.25%, 08/15/2031	$ 1,499,000	$ 1,333,524
1.38%, 11/15/2031	6,618,000	5,934,485
1.50%, 01/31/2027	5,030,000	4,770,248
1.88%, 02/15/2032	28,946,400	27,078,453
2.50%, 05/31/2024 (E)	1,381,000	1,370,481
2.75%, 05/15/2025	3,784,000	3,773,062
2.88%, 05/15/2032	19,312,000	19,695,222

		223,363,347

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Bond
0.25%, 02/15/2050	12,222,136	10,588,858
U.S. Treasury Inflation-Protected Indexed Note
0.13%, 07/15/2030	4,952,875	4,970,046

		15,558,904

Total U.S. Government Obligations (Cost $260,754,347)		238,922,251

	Shares	Value
COMMON STOCK - 0.0%
Building Products - 0.0%
Associated Materials LLC / AMH New Finance, Inc. (I) (J) (K) (L)	316,064	0

Total Common Stock (Cost $0)		0

	Principal	Value
COMMERCIAL PAPER - 2.8%
Banks - 1.5%
Macquarie Bank Ltd.
1.77% (M), 09/01/2022	$ 4,050,000	4,040,854
Svenska Handelsbanken AB
1.73% (M), 08/12/2022	15,000,000	14,986,490
Swedbank AB
1.40% (M), 08/01/2022	700,000	699,868

		19,727,212

Diversified Financial Services - 1.1%
Atlantic Asset Securitization LLC
1.43% (M), 08/17/2022	500,000	499,384
CAFCO LLC
3.02% (M), 11/09/2022	500,000	495,841
Cancara Asset Securitisation LLC
1.42% (M), 08/16/2022	1,400,000	1,398,353
Ridgefield Funding Co. LLC
1.76% (M), 09/12/2022	2,000,000	1,993,863
Sheffield Receivables Co. LLC
1.68% (M), 09/07/2022	11,000,000	10,969,481

		15,356,922

Electrical Equipment - 0.2%
Emerson Electric Co.
2.32% (M), 09/01/2022	2,637,000	2,631,187

Total Commercial Paper (Cost $37,736,421)		37,715,321

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bill
1.26% (M), 09/08/2022 (E)	$ 1,131,000	$ 1,128,489
1.36% (M), 09/08/2022 (E)	3,265,000	3,257,750
2.19% (M), 09/29/2022	1,604,000	1,598,282

Total Short-Term U.S. Government Obligations (Cost $5,987,940)		5,984,521

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (M)	12,150,653	12,150,653

Total Other Investment Company (Cost $12,150,653)		12,150,653

Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 0.65% (M), dated 07/29/2022, to be repurchased at $26,268,975 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $26,792,967.

$ 26,267,553	$ 26,267,553

Total Repurchase Agreement (Cost $26,267,553)	26,267,553

Total Investments (Cost $1,491,083,935)	1,382,515,407
Net Other Assets (Liabilities) - (3.6)%	(47,812,137)

Net Assets - 100.0%	$ 1,334,703,270

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	09/21/2022	$159,222	$158,313	$—	$(909)

INVESTMENT VALUATION:

Valuation Inputs (N)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (O)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$194,885,142	$—	$194,885,142
Corporate Debt Securities	—	634,294,535	—	634,294,535
Foreign Government Obligations	—	9,042,250	—	9,042,250
Loan Assignment	—	5,767,019	—	5,767,019
Mortgage-Backed Securities	—	174,325,554	—	174,325,554
U.S. Government Agency Obligations	—	43,160,608	—	43,160,608
U.S. Government Obligations	—	238,922,251	—	238,922,251
Common Stock	—	—	0	0
Commercial Paper	—	37,715,321	—	37,715,321
Short-Term U.S. Government Obligations	—	5,984,521	—	5,984,521
Other Investment Company	12,150,653	—	—	12,150,653
Repurchase Agreement	—	26,267,553	—	26,267,553

Total Investments	$12,150,653	$1,370,364,754	$0	$1,382,515,407

LIABILITIES
Other Financial Instruments
Futures Contracts (P)	$(909)	$—	$—	$(909)

Total Other Financial Instruments	$(909)	$—	$—	$(909)

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $650,656,945, representing 48.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $9,164,961, representing 0.7% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,830,903, collateralized by cash collateral of $12,150,653 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,140,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Non-income producing security.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Security deemed worthless.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2022, the value of the security is $0, representing less than 0.1% of the Fund’s net assets.
(M)	Rates disclosed reflect the yields at July 31, 2022.
(N)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(O)	Level 3 securities were not considered significant to the Fund.
(P)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14